Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 8, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager International Equity Strategies Fund	1/1/2024
On June 27, 2024, the Fund's Board of Trustees approved the addition of Walter Scott & Partners Limited (Walter Scott) as a subadviser of a portion of the Fund's portfolio, effective on or about August 19, 2024 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second paragraph under the subsection "Principal Investment Strategies” in the Summary Prospectus, in the "Summary of the Fund" section of the Prospectus and in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve of the Fund and is also responsible for oversight of the Fund's Subadvisers. The Subadvisers are Arrowstreet Capital, Limited Partnership (Arrowstreet), Baillie Gifford Overseas Limited (Baillie Gifford), Causeway Capital Management LLC (Causeway), and Walter Scott & Partners Limited (Walter Scott). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of one another and use their own methodologies for selecting investments.
The rest of the section remains the same.
The information under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
The Fund’s performance prior to August 19, 2024 reflects returns achieved by the Investment Manager and all subadvisers other than Walter Scott. Thereafter, the Investment Manager and all subadvisers, including Walter Scott, have each managed a portion of the Fund’s portfolio. If the Fund's current Investment Manager and subadvisers had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.

Multi-Manager International Equity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 8, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager International Equity Strategies Fund	1/1/2024
On June 27, 2024, the Fund's Board of Trustees approved the addition of Walter Scott & Partners Limited (Walter Scott) as a subadviser of a portion of the Fund's portfolio, effective on or about August 19, 2024 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second paragraph under the subsection "Principal Investment Strategies” in the Summary Prospectus, in the "Summary of the Fund" section of the Prospectus and in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve of the Fund and is also responsible for oversight of the Fund's Subadvisers. The Subadvisers are Arrowstreet Capital, Limited Partnership (Arrowstreet), Baillie Gifford Overseas Limited (Baillie Gifford), Causeway Capital Management LLC (Causeway), and Walter Scott & Partners Limited (Walter Scott). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of one another and use their own methodologies for selecting investments.
The rest of the section remains the same.
The information under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
The Fund’s performance prior to August 19, 2024 reflects returns achieved by the Investment Manager and all subadvisers other than Walter Scott. Thereafter, the Investment Manager and all subadvisers, including Walter Scott, have each managed a portion of the Fund’s portfolio. If the Fund's current Investment Manager and subadvisers had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.